Segment Report (Details) t in Thousands, R in Millions	12 Months Ended
	Jun. 30, 2021 ZAR (R) kg t	Jun. 30, 2020 ZAR (R) t kg	Jun. 30, 2019 ZAR (R) t kg
Disclosure of operating segments [line items]
Revenue	R 41,733	R 29,245	R 26,912
Production costs	29,774	22,048	20,324
Production profit/(loss)	11,959	7,197	6,588
Assets	48,803	44,692	36,736
Capital expenditure	R 5,103	R 3,553	R 4,687
Kilograms produced | kg	47,755	37,863	44,734
Tonnes milled | t	49,253	25,429	25,976
Operating segments
Disclosure of operating segments [line items]
Revenue	R 40,698	R 28,307	R 26,146
Production costs	28,739	21,110	19,558
Production profit/(loss)	11,959	7,197	6,588
Segment assets	26,856	22,070	21,145
Capital expenditure	R 5,103	R 3,553	R 4,687
Kilograms produced | kg	47,755	37,863	44,734
Tonnes milled | t	49,253	25,429	25,976
Reconciliation of segment information to the consolidated income statement and balance sheet
Disclosure of operating segments [line items]
Revenue	R 1,035	R 938	R 766
Production costs	1,035	938	766
Production profit/(loss)	0	0	0
Unallocated amounts
Disclosure of operating segments [line items]
Assets	21,947	22,622	15,591
South Africa | Operating segments
Disclosure of operating segments [line items]
Revenue	36,670	24,559	22,555
Production costs	27,020	19,471	18,196
Production profit/(loss)	9,650	5,088	4,359
Segment assets	23,728	18,260	17,451
Capital expenditure	R 3,843	R 2,594	R 3,096
Kilograms produced | kg	43,066	32,991	38,512
Tonnes milled | t	45,833	21,523	22,090
South Africa | Operating segments | Tshepong Operations
Disclosure of operating segments [line items]
Revenue	R 6,214	R 5,452	R 4,685
Production costs	4,865	4,298	3,973
Production profit/(loss)	1,349	1,154	712
Segment assets	6,541	6,733	6,297
Capital expenditure	R 1,112	R 930	R 1,130
Kilograms produced | kg	7,419	7,293	7,967
Tonnes milled | t	1,558	1,417	1,612
South Africa | Operating segments | Moab Khotsong
Disclosure of operating segments [line items]
Revenue	R 6,048	R 5,008	R 4,470
Production costs	3,842	3,344	3,101
Production profit/(loss)	2,206	1,664	1,369
Segment assets	4,008	3,842	3,634
Capital expenditure	R 633	R 498	R 559
Kilograms produced | kg	7,166	6,592	7,928
Tonnes milled | t	903	746	970
South Africa | Operating segments | Mponeng
Disclosure of operating segments [line items]
Revenue	R 4,750	R 0	R 0
Production costs	2,938	0	0
Production profit/(loss)	1,812	0	0
Segment assets	4,321	0	0
Capital expenditure	R 493	R 0	R 0
Kilograms produced | kg	5,446	0	0
Tonnes milled | t	683	0	0
South Africa | Operating segments | Bambanani
Disclosure of operating segments [line items]
Revenue	R 1,687	R 1,591	R 1,477
Production costs	1,156	1,040	994
Production profit/(loss)	531	551	483
Segment assets	327	443	562
Capital expenditure	R 71	R 50	R 61
Kilograms produced | kg	1,992	2,132	2,515
Tonnes milled | t	227	200	230
South Africa | Operating segments | Joel
Disclosure of operating segments [line items]
Revenue	R 1,199	R 1,037	R 957
Production costs	1,124	1,010	971
Production profit/(loss)	75	27	(14)
Segment assets	1,166	1,080	947
Capital expenditure	R 172	R 151	R 187
Kilograms produced | kg	1,424	1,391	1,567
Tonnes milled | t	359	349	429
South Africa | Operating segments | Doornkop
Disclosure of operating segments [line items]
Revenue	R 3,077	R 2,270	R 1,931
Production costs	2,140	1,730	1,564
Production profit/(loss)	937	540	367
Segment assets	2,994	2,841	2,759
Capital expenditure	R 425	R 281	R 308
Kilograms produced | kg	3,670	2,994	3,273
Tonnes milled | t	851	681	730
South Africa | Operating segments | Target 1
Disclosure of operating segments [line items]
Revenue	R 1,410	R 1,524	R 1,585
Production costs	1,667	1,499	1,491
Production profit/(loss)	(257)	25	94
Segment assets	1,367	1,276	1,076
Capital expenditure	R 368	R 347	R 297
Kilograms produced | kg	1,603	2,244	2,653
Tonnes milled | t	488	543	588
South Africa | Operating segments | Kusasalethu
Disclosure of operating segments [line items]
Revenue	R 3,400	R 2,293	R 2,975
Production costs	2,955	2,577	2,395
Production profit/(loss)	445	(284)	580
Segment assets	1,057	1,253	1,300
Capital expenditure	R 205	R 188	R 316
Kilograms produced | kg	3,999	3,015	4,989
Tonnes milled | t	708	615	742
South Africa | Operating segments | Masimong
Disclosure of operating segments [line items]
Revenue	R 1,636	R 1,401	R 1,359
Production costs	1,427	1,258	1,205
Production profit/(loss)	209	143	154
Segment assets	26	41	106
Capital expenditure	R 29	R 24	R 109
Kilograms produced | kg	2,012	1,999	2,309
Tonnes milled | t	510	489	602
South Africa | Operating segments | Unisel1
Disclosure of operating segments [line items]
Revenue	R 224	R 681	R 713
Production costs	182	580	564
Production profit/(loss)	42	101	149
Segment assets	0	6	46
Capital expenditure	R 0	R 7	R 45
Kilograms produced | kg	247	982	1,212
Tonnes milled | t	57	219	256
South Africa | Operating segments | All other surface operations
Disclosure of operating segments [line items]
Revenue	R 7,025	R 3,302	R 2,403
Production costs	4,724	2,135	1,938
Production profit/(loss)	2,301	1,167	465
Segment assets	1,921	745	724
Capital expenditure	R 335	R 118	R 84
Kilograms produced | kg	8,088	4,349	4,099
Tonnes milled | t	39,489	16,264	15,931
Foreign operations | Operating segments
Disclosure of operating segments [line items]
Revenue	R 4,028	R 3,748	R 3,591
Production costs	1,719	1,639	1,362
Production profit/(loss)	2,309	2,109	2,229
Segment assets	3,128	3,810	3,694
Capital expenditure	R 1,260	R 959	R 1,591
Kilograms produced | kg	4,689	4,872	6,222
Tonnes milled | t	3,420	3,906	3,886
Foreign operations | Operating segments | Hidden Valley
Disclosure of operating segments [line items]
Revenue	R 4,028	R 3,748	R 3,591
Production costs	1,719	1,639	1,362
Production profit/(loss)	2,309	2,109	2,229
Segment assets	3,128	3,810	3,694
Capital expenditure	R 1,260	R 959	R 1,591
Kilograms produced | kg	4,689	4,872	6,222
Tonnes milled | t	3,420	3,906	3,886